STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (11,799,629)
Adjustments to reconcile net income to net cash used in operating activities:
Transaction cost - derivative liabilities	1,126,070
Change in fair value of derivative liabilities	10,659,080
Gain on marketable securities, dividends and interest held in Trust Account	(20,525)
Changes in operating assets and liabilities:
Prepaid expenses	(651,605)
Accounts payable	961
Accrued expenses	5,560
Net cash used in operating activities	(680,088)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(414,000,000)
Net cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related parties	(130,492)
Proceeds received from initial public offering, gross	414,000,000
Offering costs paid	(8,619,770)
Proceeds from sale of Private Placement Warrants	11,080,000
Proceeds from issuance of ordinary shares to initial shareholders	25,000
Net cash provided by financing activities	416,354,738
Net increase in cash	1,674,650
Cash - end of the period	1,674,650
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions charged to additional paid-in capital in connection with the initial public offering	14,490,000
Offering costs included in accrued expenses	410,000
Offering costs charged to additional paid-in capital in connection with the initial public offering	$ 880,262